Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 15,635	$ 2,304	¥ 18,304
Straight Line Method [Member] | Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Straight Line Method [Member] | Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years